ING Investors Trust

ING PIMCO High Yield Portfolio

(“Portfolio”)

Supplement dated August 19, 2008

to the Adviser Class (“ADV Class”) Prospectus, Institutional Class (“Class I”) Prospectus,

Service Class (“Class S”) Prospectus and Service 2 Class Prospectus

Each dated April 28, 2008

Effective July 31, 2008, the Board of Trustees of ING Investors Trust approved a change in the principal investment strategies of the Portfolio as follows:

The second sentence in the second paragraph in the section entitled “Description of the Portfolios – ING PIMCO High Yield Portfolio - Principal Investment Strategies” on page 72 of the ADV Class Prospectus and on page 76 of the Class I Prospectus, Class S Prospectus and Service 2 Class Prospectus is hereby deleted and replaced with the following:

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of March 31, 2008 was 4.64 years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE